S000001114 [Member] Expense Example - AMG GW&K Small Cap Growth Fund	Oct. 31, 2025 USD ($)
CLASS N SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,173
CLASS I SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	972
CLASS Z SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	400
Expense Example, with Redemption, 10 Years	$ 901